CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (1,216)	$ (990)	$ (1,271)
Foreign currency translation adjustment			(57)
Reclassification of translation adjustment to discontinued operations			291
Comprehensive loss	$ (1,216)	$ (990)	$ (1,037)